21. Income Taxes	12 Months Ended
Jun. 30, 2023
Notes
21. Income Taxes

21.Income Taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 27% (2022 – 27%) to the effective tax rate is as follows:

	2023	2022	2021
	$	$	$
Net loss before income tax	(15,462,945)	(9,446,454)	(552,436)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	4,174,995	2,550,543	149,158
Non-deductible differences	(225,472)	(1,102,753)	(7,310)
Change in unrecognized deductible temporary differences	(3,949,523)	(1,447,790)	(141,848)
Total income tax recovery	-	-	-

21.Income Taxes (continued)

Unrecognized deductible temporary differences

The income tax benefit of the following deductible temporary differences has not been recorded in these financial statements because of the uncertainly of their recovery:

	2023	2022	2021
	$	$	$
Non-capital losses carried forward	5,226,507	1,110,151	300,805
Exploration and evaluation assets	(100,081)	(100,058)	(109,447)
Other items	493,493	660,396	15,278
	5,619,919	1,670,489	206,636

Non-capital losses carried forward

The Company has non-capital tax losses available to reduce taxes in future years of approximately $19,357,000 (2022 –$4,112,000; 2021 –$1,114,000).  These losses have expiry dates between 2038 and 2042.

Tax attributes are subject to review, and potential adjustment, by tax authorities.